Short-term Investments (Tables)	12 Months Ended
Aug. 31, 2019
Short-term Investments
Schedule of short-term investments

	As of August 31,
	2018	2019	2019
	RMB	RMB	US$
Commercial banks deposits	511,030	62,270	8,704
Available-for-sale securities	304,824	392,156	54,814
	815,854	454,426	63,518